Current account with online investors and borrowers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current account with online investors and borrowers.
Investor deposits	¥ 38,166	$ 5,989	¥ 54,893
Undrawn borrower funds and deposits	100,517	15,773	199,282
Total	¥ 138,683	$ 21,762	¥ 254,175